FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments And Risk Management
SCHEDULE OF FINANCIAL ASSETS AND IMPACT OF CREDIT EXPOSURE

Composition of the Group’s financial assets and financial liabilities:

	December 31,
	2024	2023
Financial assets at amortized cost:
Cash and cash equivalents	2,343	168
Other current receivables	1,993	424
Total financial assets	4,336	592

SCHEDULE OF FINANCIAL LIABILITIES FAIR VALUE THROUGH PROFIT OR LOSS

	December 31,
	2024	2023
Financial liabilities at fair value through profit or loss:
Short term loan	1,000	-
Convertible notes	391	377
Convertible Features	791	-
Warrants - derivative financial liability	1,384	1,143
Pre-paid advance	-	700
Bridge loans liabilities	902	2,233
Total financial liabilities at fair value through profit or loss	4,468	4,453

Financial liabilities at amortized cost:
Trade and other payables	13,605	12,487
Convertible notes	2,469	1,013
Lease liabilities	418	649
Government grants	177	153
Total financial liabilities at amortized cost	16,669	14,302
Total financial liabilities	21,137	18,755

SCHEDULE OF FOREIGN CURRENCY SENSITIVITY ANALYSIS

	Change in NIS rate	Effect on net loss
December 31, 2024	10%	275
December 31, 2023	10%	165

	Change in AUD rate	Effect on net loss
December 31, 2024	10%	38
December 31, 2023	10%	19

	Change in SGD rate	Effect on net loss
December 31, 2024	10%	10
December 31, 2023	10%	14

	Change in EUR rate	Effect on net loss
December 31, 2024	10%	16
December 31, 2023	10%	10

SCHEDULE OF CONTRACTUAL MATURITY FOR FINANCIAL LIABILITIES

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total

Trade and other payables	13,605	-	-	-	-	-	13,605
Short term loan	1,000	-	-	-	-	-	1,000
Bridge loans	902	-	-	-	-	-	902
Government grants	177	-	-	-	-	-	177
Lease liability	81	74	74	74	74	41	418
Convertible note	3,651	-	-	-	-	-	3,651
Financial derivatives	1,384	-	-	-	-	-	1,384

	20,800	74	74	74	74	41	21,137

As of December 31, 2023

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total

Trade and other payables	12,487	-	-	-	-	-	12,487
Bridge loans	1,750	453	15	15	-	-	2,233
Government grants	153				-	-	153
Lease liability	81	81	74	74	74	265	649
Convertible promissory note	1,013	-	-	-	-	-	1,013
Pre-paid advance	700	-	-	-	-	-	700
Convertible note	377	-	-	-	-	-	377
Financial derivatives	1,143	-	-	-	-	-	1,143

	17,704	534	89	89	74	265	18,755